Summary of Significant Accounting Policies (Policies) - EBP PMI DPSP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation: The financial statements are prepared using the accrual basis of accounting.
Use of Estimates
Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the applicable fiduciary to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties:

The Plan provides for various investment options in investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

Certain assets of the Plan are invested in common stock and mutual funds, which could be subject to significant market fluctuations. A small portion of the assets are held in money market accounts.
Factors beyond our control, such as, without limitation, natural disasters, extreme weather events, pandemics (including COVID-19), economic, political, regulatory, acts of war or threats of war, or other developments may adversely impact global financial markets.
Valuation of Investments/Investment Transactions and Investment Income
Valuation of Investments:

The Plan's investments are composed of the following:
•A commingled fund consisting of investment contracts (primarily synthetic guaranteed investment contracts). The Plan's investment in the BNYM Insight Stable Value Fund is fully benefit-responsive and therefore, contract value is the relevant measurement attribute for the portion of the net assets available for benefits attributable to this investment. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. The BNYM Insight Stable Value Fund, a collective trust, is valued based on information reported by the investment advisor using the audited financial statements of the collective trust which are as of and for the year ended December 31, 2025.

•Mutual funds are stated at the respective funds' net asset value per share, which is determined based on market values at the closing price on the last business day of the year.

•Equity securities, primarily consisting of common stock, that are listed on an exchange are valued at the closing price on the last business day of the year.

•Short-term temporary investments, such as money markets, are generally carried at amortized cost, which approximates fair value.

Investment Transactions and Investment Income:

An investment transaction is accounted for on the date the purchase or sale is executed. Dividend income is recorded on the ex-dividend date; interest income is recorded as earned on an accrual basis.

Realized gains or losses from security transactions are reported on the average cost method.

Distributions and Withdrawals	Distributions and Withdrawals: Distributions and withdrawals are recorded when paid.
Expenses
Expenses:

Investment management fees, brokerage commissions (excluding those for Common Stock held in the Stock Investment Options) and other expenses charged by the manager of the investment option are charged against the net asset value of the specific investment option and reduce investment return.

Administrative fees such as participant recordkeeping fees are charged directly to the participant accounts, usually on a quarterly basis.

Transaction fees (including fees associated with the trading of Common Stock) are charged solely to the accounts of the participants that initiate the transactions.